Equity Investments - Narrative (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Apr. 07, 2020	Nov. 15, 2019 shares	Oct. 22, 2019 shares	Aug. 31, 2022 USD ($) shares	May 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 13, 2019 shares	Jan. 18, 2019 shares	Oct. 12, 2018 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Equity investment, aggregate cost | $											$ 100,000
Equity investment (in shares)									4,400,000	5,400,000	54,100,000
Reverse stock split conversion ratio	0.1
One-time stock dividend (in shares)			1,000,000
Sale of equity investment (in shares)				2,160,000	2,250,000
Sale of equity investment | $				$ 82,500	$ 42,700	$ 82,497	$ 64,155	$ 42,711
Scorpio Tankers Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							3.70%				10.90%
Sale of equity investment | $						$ 82,497	$ 0
Scorpio Tankers Inc.
Schedule of Equity Method Investments [Line Items]
Equity investment, aggregate cost | $											$ 100,000
Equity investment (in shares)											54,100,000
Common stock, dividends, declared (in shares)		0.0138